BUSINESS COMBINATION (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Apr. 06, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
BUSINESS COMBINATION (Details) [Line Items]
Contingent consideration liability	$ 956
Revenues		$ 1,554	$ 1,554	$ 289
Net loss		$ 1,436	$ (6,936)	$ (7,235)
AME [Member]
BUSINESS COMBINATION (Details) [Line Items]
Business combination, acquisition date	Apr. 06, 2026
Contingent consideration liability	$ 956
Business acquisition, Percentage acquired	29.50%
AME [Member] | Minimum [Member]
BUSINESS COMBINATION (Details) [Line Items]
Business acquisition, Percentage acquired	15.00%
AME [Member] | Maximum [Member]
BUSINESS COMBINATION (Details) [Line Items]
Business acquisition, Percentage acquired	85.00%